Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.63%
Massachusetts: 0.63%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (100 shares) 2.97%144Aø	$10,000,000	$10,000,000
Total closed-end fund obligations (Cost $10,000,000)		10,000,000

	Interest rate	Maturity date
Municipal obligations: 99.32%
Alabama: 3.92%
Airport revenue: 0.09%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	916,062
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	521,324
				1,437,386
Housing revenue: 0.35%
Tender Option Bond Trust Receipts/Certificates Series XX1353 (Barclays Bank plc LIQ)144Aø	2.92	10-1-2054	5,625,000	5,625,000
Industrial development revenue: 0.19%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	3.30	7-15-2034	3,000,000	3,004,389
Utilities revenue: 3.29%
Black Belt Energy Gas District Project No. 7 Series C-1	4.00	12-1-2025	1,500,000	1,502,417
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,946,852
Black Belt Energy Gas District Project No. 7 Series C-2 (SIFMA Municipal Swap+0.35%)±	3.24	10-1-2052	6,000,000	5,923,610
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	10,000,000	10,853,380
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,561,920
Chatom Industrial Development Board PowerSouth Energy Cooperative (AG Insured)	5.00	8-1-2026	500,000	508,114
JPMorgan Chase Putters/Drivers Trust Series 2025-5088144Aø	3.15	4-24-2026	12,000,000	12,000,000
Southeast Energy Authority A Cooperative District Project No. 3 Series A-1øø	5.50	1-1-2053	2,000,000	2,171,879
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,813,020
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2032	825,000	890,108
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2032	5,865,000	6,505,140
				52,676,440
				62,743,215
Alaska: 0.64%
Airport revenue: 0.29%
Alaska Railroad Corp. AMT	5.50	10-1-2028	320,000	337,896
Alaska Railroad Corp. AMT	5.50	10-1-2029	350,000	374,864
State of Alaska International Airports System Series C AMT	5.00	10-1-2026	3,000,000	3,066,858
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	824,685
				4,604,303
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.10%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00%	10-1-2025	$1,310,000	$1,310,000
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	391,860
				1,701,860
Miscellaneous revenue: 0.25%
Alaska Municipal Bond Bank Authority	5.00	12-1-2025	1,470,000	1,475,489
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,386,819
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	557,291
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	593,529
				4,013,128
				10,319,291
Arizona: 2.27%
Airport revenue: 0.13%
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2026	2,000,000	2,031,199
Education revenue: 0.02%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	171,910
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	176,861
				348,771
GO revenue: 0.05%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	909,475
Health revenue: 0.25%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.14	1-1-2046	630,000	629,948
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	3.14	1-1-2046	3,370,000	3,346,761
				3,976,709
Housing revenue: 0.87%
Arizona IDA Diamond View at Ballpark Village LPøø	2.76	7-1-2047	14,000,000	13,896,807
Industrial development revenue: 0.95%
Chandler IDA Intel Corp. AMTøø	4.10	12-1-2037	2,500,000	2,515,282
Chandler IDA Intel Corp. Series 1 AMTøø	5.00	9-1-2042	2,670,000	2,714,969
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	3.85	12-1-2035	10,000,000	9,998,456
				15,228,707
				36,391,668
Arkansas: 0.32%
Tax revenue: 0.32%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2028	435,000	466,612
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2030	100,000	109,903
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	338,904
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00%	6-1-2031	$1,880,000	$2,077,621
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2032	1,965,000	2,184,328
				5,177,368
California: 3.99%
Airport revenue: 0.16%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,594,047
GO revenue: 0.31%
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,995,000	4,998,660
Health revenue: 0.66%
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	1,800,000	1,800,464
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2028	200,000	210,577
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2029	200,000	213,827
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2031	500,000	545,393
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2031	1,415,000	1,424,968
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	576,233
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	874,309
Palomar Health Obligated Group	5.00	11-1-2028	5,000,000	4,888,664
				10,534,435
Miscellaneous revenue: 0.26%
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	2,829,980
Lassen Municipal Utility District COP	4.00	5-1-2026	435,000	436,802
Lassen Municipal Utility District COP	4.00	5-1-2027	450,000	455,328
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	479,049
				4,201,159
Tax revenue: 0.08%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,252,391
Transportation revenue: 0.78%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	3.34	4-1-2056	2,750,000	2,736,030
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.19	4-1-2056	10,000,000	9,800,357
				12,536,387
Utilities revenue: 1.40%
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	7,000,000	7,174,743
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	495,053
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	712,129
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
California Community Choice Financing Authority Series C	5.00%	10-1-2030	$1,500,000	$1,599,793
Long Beach Bond Finance Authority Series B (U.S. SOFR 3 Month+1.43%)±	4.43	11-15-2026	2,000,000	2,010,444
Los Angeles Department of Water & Power System Revenue Series A	5.00	7-1-2028	1,000,000	1,052,917
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	8,710,000	9,369,962
				22,415,041
Water & sewer revenue: 0.34%
Los Angeles Department of Water & Power Water System Revenue Series A	5.00	1-1-2030	5,000,000	5,435,557
				63,967,677
Colorado: 1.15%
Education revenue: 0.16%
University of Colorado Series C-3Aøø	2.00	6-1-2051	2,500,000	2,499,265
GO revenue: 0.02%
Sand Creek Metropolitan District Series A (AG Insured)	4.00	12-1-2025	400,000	400,586
Health revenue: 0.06%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	921,718
Miscellaneous revenue: 0.52%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2025	2,455,000	2,458,242
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2026	4,050,000	4,068,343
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2030	675,000	739,628
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2031	1,000,000	1,098,885
				8,365,098
Tax revenue: 0.06%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	515,596
Thornton Development Authority East 144th Avenue & I-25 Urban Renewal Area	5.00	12-1-2030	375,000	411,754
				927,350
Transportation revenue: 0.11%
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,788,207
Utilities revenue: 0.19%
City of Colorado Springs Utilities System Revenue Series C (TD Bank N.A. SPA)ø	2.87	11-1-2040	3,000,000	3,000,000
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.03%
Central Weld County Water District (AG Insured)	5.00%	12-1-2027	$500,000	$525,902
				18,428,126
Connecticut: 0.89%
Education revenue: 0.40%
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	5,011,372
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2025	400,000	400,689
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	595,692
Connecticut State Higher Education Supplement Loan Authority Series D	5.00	11-15-2025	500,000	501,382
				6,509,135
GO revenue: 0.13%
City of Bridgeport Series C	5.00	2-15-2026	1,325,000	1,336,458
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	723,704
				2,060,162
Health revenue: 0.06%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	379,730
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	258,399
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	315,344
				953,473
Tax revenue: 0.30%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2026	1,200,000	1,217,069
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,536,616
				4,753,685
				14,276,455
District of Columbia: 0.99%
Airport revenue: 0.99%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2025	6,320,000	6,320,000
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,204,184
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,043,339
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,063,516
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00%	10-1-2031	$1,000,000	$1,015,844
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,045,000	5,123,751
				15,770,634
Florida: 5.15%
Airport revenue: 0.13%
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2025	2,000,000	2,000,000
Education revenue: 0.25%
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2025	1,000,000	1,000,000
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,015,864
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2025	500,000	500,000
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	760,624
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	251,326
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	256,913
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	272,782
				4,057,509
Health revenue: 2.45%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	4,000,000	4,395,853
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,377,953
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-2ø	2.90	11-15-2032	4,100,000	4,100,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-4ø	2.90	11-15-2034	10,250,000	10,250,000
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	780,494
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	2,500,000	2,517,769
Palm Beach County Health Facilities Authority ACTS Retirement-Life Communities, Inc. Obligated Group	5.00	11-15-2032	4,500,000	4,560,437
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2025	180,000	179,748
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	184,069
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	213,412
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	197,866
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1155 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.92	1-1-2029	10,530,000	10,530,000
				39,287,601
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.43%
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85%	10-1-2043	$4,000,000	$3,981,235
Lee County HFA MHP Lee I LLCøø	3.50	12-1-2042	2,850,000	2,874,581
				6,855,816
Miscellaneous revenue: 0.03%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.25	5-1-2028	535,000	542,234
Resource recovery revenue: 0.23%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	1,250,000	1,261,868
Miami-Dade County IDA Waste Management, Inc. Series B AMTøø	4.00	11-1-2048	2,500,000	2,499,717
				3,761,585
Tax revenue: 0.38%
Leon County School District	4.00	9-1-2026	6,000,000	6,005,896
Transportation revenue: 0.43%
City of Miami Parking System Revenue (BAM Insured)	5.00	10-1-2029	1,945,000	2,104,353
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2026	735,000	746,743
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,006,273
				6,857,369
Utilities revenue: 0.06%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	909,690
Water & sewer revenue: 0.76%
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2027	680,000	708,661
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2028	1,360,000	1,444,675
Tohopekaliga Water Authority144A	5.00	10-1-2025	9,160,000	9,160,000
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	409,114
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	209,145
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	266,903
				12,198,498
				82,476,198
Georgia: 4.01%
Health revenue: 0.09%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.94	4-1-2047	400,000	400,000
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00	4-1-2026	1,000,000	1,010,735
				1,410,735
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 3.92%
Bartow County Development Authority Georgia Power Co.øø	3.95%	12-1-2032	$3,000,000	$3,076,800
Development Authority of Burke County Georgia Power Co. Series 2øø	3.30	12-1-2049	2,500,000	2,537,890
Development Authority of Burke County Georgia Power Co. Series 4thøø	3.80	10-1-2032	8,500,000	8,544,236
Development Authority of Monroe County Georgia Power Co.øø	3.35	11-1-2048	6,000,000	6,098,529
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,441,867
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	4,071,251
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,413,053
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,021,026
Main Street Natural Gas, Inc. Series A	5.00	6-1-2028	1,500,000	1,566,332
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	8,475,988
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,227,760
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,000,000	2,177,752
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	8,900,000	8,954,239
Main Street Natural Gas, Inc. Series E	5.00	12-1-2028	2,225,000	2,340,718
Main Street Natural Gas, Inc. Series E	5.00	12-1-2029	2,750,000	2,926,328
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2026	300,000	301,760
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	1-1-2027	165,000	170,347
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2027	300,000	313,794
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	1-1-2028	200,000	210,796
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2028	300,000	319,652
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2029	600,000	651,876
				62,841,994
				64,252,729
Guam: 0.84%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	480,000	495,654
Miscellaneous revenue: 0.26%
Territory of Guam Series F	5.00	1-1-2028	500,000	518,095
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,057,829
Territory of Guam Series G	5.00	1-1-2029	2,500,000	2,644,189
				4,220,113
Utilities revenue: 0.25%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,332,431
Guam Power Authority Series A	5.00	10-1-2030	600,000	656,270
				3,988,701
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.30%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00%	7-1-2027	$450,000	$465,417
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2028	1,000,000	1,053,649
Residual Interest Bond Floater Trust Various States Series 2025- 1002 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.29	7-1-2055	3,210,000	3,210,000
				4,729,066
				13,433,534
Hawaii: 1.48%
GO revenue: 0.31%
State of Hawaii Series FB	4.00	4-1-2029	5,000,000	5,027,095
Housing revenue: 0.58%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00	6-1-2027	4,500,000	4,558,858
City & County of Honolulu Komohale West Loch Venture LPøø	5.00	5-1-2029	4,500,000	4,720,474
				9,279,332
Miscellaneous revenue: 0.40%
State of Hawaii Airports System Revenue AMT COP	5.25	8-1-2026	6,350,000	6,363,895
Utilities revenue: 0.19%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,972,564
				23,642,886
Illinois: 9.20%
Airport revenue: 0.86%
Chicago Midway International Airport Series A AMT	5.00	1-1-2030	3,755,000	4,034,858
Chicago Midway International Airport Series A AMT	5.00	1-1-2031	4,000,000	4,347,562
Chicago Midway International Airport Series B	5.00	1-1-2029	175,000	188,223
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	339,414
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	4,500,000	4,913,752
				13,823,809
Education revenue: 0.36%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	621,648
Illinois Finance Authority DePaul University Series A	5.00	10-1-2028	2,585,000	2,636,375
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	829,135
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	792,774
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	411,728
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	524,830
				5,816,490
GO revenue: 5.11%
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,163,450
Chicago Board of Education Series A	5.00	12-1-2031	1,710,000	1,751,590
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Board of Education Series A (NPFGC Insured)	5.50%	12-1-2026	$1,540,000	$1,563,003
Chicago Board of Education Series B	5.00	12-1-2025	2,460,000	2,463,977
Chicago Board of Education Series B	5.00	12-1-2032	1,000,000	1,024,668
Chicago Park District Series A	5.00	1-1-2028	1,000,000	1,004,295
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,004,137
Chicago Park District Series B	5.00	1-1-2029	1,500,000	1,604,958
City of Chicago Series A	5.00	1-1-2026	5,000,000	5,022,900
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,486,866
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,091,186
City of Chicago Series A	5.00	1-1-2029	340,000	354,587
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,390,850
City of Chicago Series B	5.00	1-1-2031	4,000,000	4,248,096
City of Chicago Series B	5.00	1-1-2032	1,500,000	1,595,668
City of Geneva	4.00	2-1-2027	450,000	457,520
City of Geneva	4.00	2-1-2028	280,000	288,498
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	2,079,492
County of Cook Series A	5.00	11-15-2025	1,200,000	1,203,261
County of Cook Series A	5.00	11-15-2026	1,950,000	2,003,268
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	639,493
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	509,855
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	977,365
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2027	795,000	821,643
Macon County School District No. 61 Decatur Series C (AG Insured)	4.00	1-1-2027	600,000	609,569
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia	5.50	7-1-2040	2,175,000	2,176,303
State of Illinois Series A	5.00	5-1-2032	2,000,000	2,093,191
State of Illinois Series B	5.00	5-1-2030	13,500,000	14,774,407
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,432,247
Village of Bolingbrook Series A (AG Insured)	5.00	1-1-2030	1,000,000	1,046,126
Village of Matteson Series A (BAM Insured)	4.00	12-1-2025	500,000	501,077
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	589,041
Village of Matteson Series B (BAM Insured)	4.00	12-1-2025	400,000	400,862
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	202,476
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	307,135
				81,883,060
Health revenue: 1.34%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	2,390,000	2,438,571
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø	3.40	8-15-2057	5,700,000	5,700,000
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series C (Barclays Bank plc SPA)ø	3.80	7-15-2055	4,000,000	4,000,000
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00%	11-15-2027	$800,000	$801,266
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,219,317
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	3.59	5-1-2042	2,250,000	2,238,423
Illinois Finance Authority University of Illinois	5.00	10-1-2025	500,000	500,000
Illinois Finance Authority University of Illinois	5.00	10-1-2026	600,000	609,445
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	461,512
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	474,695
				21,443,229
Housing revenue: 0.11%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2030	1,535,000	1,682,930
Industrial development revenue: 0.27%
County of Peoria Caterpillar, Inc.ø	3.39	2-1-2030	4,300,000	4,300,000
Miscellaneous revenue: 0.13%
City of Chicago Lakeshore East Special Assessment Area144A	3.04	12-1-2028	241,000	234,257
Northern Illinois University COP (BAM Insured)	5.00	4-1-2030	760,000	819,080
Northern Illinois University COP (BAM Insured)	5.00	4-1-2031	860,000	936,920
				1,990,257
Tax revenue: 0.49%
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,251,683
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	372,033
State of Illinois Sales Tax Revenue Series C (BAM Insured)	4.00	6-15-2030	890,000	895,492
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,291,712
				7,810,920
Transportation revenue: 0.13%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,111,326
Water & sewer revenue: 0.40%
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,554,848
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,584,388
City of Waukegan Water & Sewer System Revenue (AG Insured)	5.00	12-30-2027	280,000	294,195
				6,433,431
				147,295,452
Indiana: 2.03%
Housing revenue: 0.91%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.00	2-1-2030	8,080,000	8,826,683
Indiana Housing & CDA Vita Lifestyle - Lafayette LLCøø	2.74	10-1-2045	3,500,000	3,480,564
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Mishawaka RDA Consolidated Allocation Area (BAM Insured)	5.00%	2-15-2027	$1,025,000	$1,058,221
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	184,332
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	239,512
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	295,575
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	547,262
				14,632,149
Industrial development revenue: 0.10%
City of Whiting BP Products North America, Inc. Series A AMTøø	4.40	3-1-2046	1,500,000	1,599,468
Miscellaneous revenue: 0.58%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2026	3,000,000	3,047,262
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,247,146
				9,294,408
Utilities revenue: 0.44%
City of Rockport Indiana Michigan Power Co. Series Aøø	3.70	6-1-2047	4,250,000	4,361,936
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	2,630,000	2,693,587
				7,055,523
				32,581,548
Iowa: 0.19%
GO revenue: 0.11%
City of Indianola	3.00	6-1-2027	855,000	858,297
City of Indianola	4.00	6-1-2028	880,000	913,379
				1,771,676
Health revenue: 0.08%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,200,000	1,215,241
				2,986,917
Kansas: 0.72%
GO revenue: 0.40%
City of Topeka Series A	3.00	10-1-2026	1,000,000	1,001,536
City of Valley Center Series 1	4.38	12-1-2025	4,815,000	4,817,396
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2029	185,000	200,082
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2030	125,000	137,492
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2031	300,000	333,730
				6,490,236
Housing revenue: 0.32%
County of Shawnee Union at Tower District LP Series Aøø	3.75	5-1-2059	5,000,000	5,053,642
				11,543,878
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 1.85%
Education revenue: 0.10%
City of Columbia Lindsey Wilson College, Inc.	4.00%	12-1-2027	$525,000	$523,241
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	540,566
Kentucky Bond Development Corp. Centre College	4.00	6-1-2026	210,000	211,444
Kentucky Bond Development Corp. Centre College	4.00	6-1-2028	250,000	256,894
				1,532,145
Industrial development revenue: 0.17%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,775,607
Miscellaneous revenue: 0.15%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,075,000	1,094,523
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2029	960,000	981,707
Kentucky State University COP (BAM Insured)	5.00	11-1-2027	160,000	167,615
Kentucky State University COP (BAM Insured)	5.00	11-1-2028	200,000	213,881
				2,457,726
Utilities revenue: 1.30%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,607,610
Kentucky Public Energy Authority Series A-1	5.00	7-1-2029	1,400,000	1,482,638
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	6,000,000	6,574,825
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	7,500,000	7,180,419
				20,845,492
Water & sewer revenue: 0.13%
County of Owen American Water/Kentucky-American Water Co. Obligated Groupøø	3.88	6-1-2040	2,000,000	2,049,515
				29,660,485
Louisiana: 0.40%
Health revenue: 0.21%
Louisiana PFA Children’s Medical Center Obligated Group Series A3øø	5.00	6-1-2045	3,250,000	3,409,650
Housing revenue: 0.13%
Louisiana Housing Corp. King Oaks V LPøø	2.70	10-1-2045	2,000,000	1,986,044
Water & sewer revenue: 0.06%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	939,156
				6,334,850
Maine: 0.06%
Education revenue: 0.03%
Finance Authority of Maine Class A Series 2019A-1 AMT (AG Insured)	5.00	12-1-2025	425,000	426,155
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.03%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00%	7-1-2026	$500,000	$508,361
				934,516
Maryland: 1.03%
GO revenue: 0.26%
State of Maryland Series A	4.00	3-15-2030	4,000,000	4,082,456
Health revenue: 0.22%
Maryland Health & Higher Educational Facilities Authority Luminis Health Obligated Group Series A	5.00	7-1-2031	3,500,000	3,581,788
Housing revenue: 0.06%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2029	935,000	991,624
Transportation revenue: 0.38%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	6,000,000	6,055,127
Water & sewer revenue: 0.11%
Washington Suburban Sanitary Commission Series B BAN (TD Bank N.A. SPA)ø	3.55	6-1-2027	1,735,000	1,735,000
				16,445,995
Massachusetts: 0.41%
Education revenue: 0.05%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2026	420,000	423,581
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	445,537
				869,118
GO revenue: 0.31%
Spencer East Brookfield Regional School District BAN	3.75	12-18-2025	5,000,000	4,996,238
Health revenue: 0.05%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2026	300,000	306,387
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2027	410,000	430,057
				736,444
				6,601,800
Michigan: 1.86%
Airport revenue: 0.09%
Gerald R Ford International Airport Authority AMT	5.00	1-1-2029	150,000	160,511
Gerald R Ford International Airport Authority AMT	5.00	1-1-2031	1,110,000	1,223,371
				1,383,882
See accompanying notes to portfolio of investments
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.08%
Lake Superior State University (AG Insured)	4.00%	11-15-2026	$390,000	$394,721
Lake Superior State University (AG Insured)	4.00	11-15-2027	405,000	414,895
Lake Superior State University (AG Insured)	4.00	11-15-2028	405,000	418,206
				1,227,822
GO revenue: 0.04%
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2026	285,000	287,595
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2028	300,000	311,032
				598,627
Health revenue: 0.47%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75	11-15-2049	7,600,000	7,601,762
Housing revenue: 0.26%
Michigan State Building Authority Series Iø	2.99	4-15-2059	1,990,000	1,990,000
Michigan State Housing Development Authority Flats Phase I Ltd. Dividend Housing Association LLCøø	3.80	7-1-2041	2,250,000	2,255,450
				4,245,450
Industrial development revenue: 0.31%
Michigan Strategic Fund Consumers Energy Co. AMTøø	3.35	10-1-2049	3,000,000	2,983,729
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,998,920
				4,982,649
Utilities revenue: 0.61%
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMTøø	3.88	6-1-2053	10,000,000	9,798,764
				29,838,956
Minnesota: 1.87%
GO revenue: 0.09%
County of Hennepin Series B (TD Bank N.A. SPA)ø	2.85	12-1-2038	1,500,000	1,500,000
Health revenue: 1.39%
City of Maple Grove Hospital Corp.	5.00	5-1-2031	1,000,000	1,018,432
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,935,000	17,356,439
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2030	1,000,000	1,001,946
City of Rochester Mayo Clinic Series Bøø	5.00	11-15-2055	2,500,000	2,801,455
				22,178,272
Housing revenue: 0.33%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.97	8-15-2038	1,170,000	1,170,000
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2026	180,000	181,231
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2027	330,000	339,526
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00%	2-1-2028	$345,000	$362,958
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2029	370,000	395,721
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2030	390,000	424,347
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2031	415,000	457,695
Minnesota Housing Finance Agency Series A-2 (Department of Housing and Urban Development Insured)	3.88	8-1-2026	2,000,000	2,000,708
				5,332,186
Utilities revenue: 0.06%
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2027	400,000	411,910
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2028	500,000	526,998
				938,908
				29,949,366
Mississippi: 0.01%
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Power Co. AMTø	3.62	5-1-2028	120,000	120,000
Missouri: 1.34%
Education revenue: 0.16%
HEFA of the State of Missouri Webster University	5.00	4-1-2026	2,630,000	2,608,276
Health revenue: 0.71%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,292,001
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series 2025A	5.00	2-1-2028	1,865,000	1,925,906
HEFA of the State of Missouri SSM Health Care Obligated Group Series Aøø	5.00	6-1-2039	3,000,000	3,161,001
Joplin IDA Freeman Health System Obligated Group	5.00	2-15-2031	850,000	935,618
				11,314,526
Housing revenue: 0.33%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,065,326
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,267,609
				5,332,935
Industrial development revenue: 0.10%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	4.05	5-1-2038	1,625,000	1,641,596
Miscellaneous revenue: 0.04%
County of Barry COP	5.00	10-1-2028	610,000	638,286
				21,535,619
See accompanying notes to portfolio of investments
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Montana: 0.17%
Health revenue: 0.17%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00%	8-15-2027	$500,000	$519,634
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,133,711
				2,653,345
Nebraska: 0.93%
Airport revenue: 0.07%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,049,646
Health revenue: 0.20%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series Bøø	5.00	11-15-2053	3,250,000	3,255,776
Housing revenue: 0.31%
City of Lincoln Central at South Haymarket LPøø	3.37	1-10-2048	5,000,000	5,046,699
Utilities revenue: 0.35%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2031	1,685,000	1,810,361
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,749,875
				5,560,236
				14,912,357
Nevada: 0.33%
GO revenue: 0.33%
Clark County School District Series B (AG Insured)	5.00	6-15-2027	5,000,000	5,221,189
New Jersey: 0.94%
Education revenue: 0.17%
New Jersey Higher Education Student Assistance Authority Series 1-A AMT	5.00	12-1-2030	2,500,000	2,667,033
GO revenue: 0.05%
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	366,154
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	372,639
				738,793
Housing revenue: 0.41%
New Jersey Health Care Facilities Financing Authority	5.00	9-15-2026	2,000,000	2,044,940
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series D AMT	2.90	10-1-2025	1,200,000	1,200,000
New Jersey TTFA Series A-1	5.00	6-15-2030	3,265,000	3,316,922
				6,561,862
Water & sewer revenue: 0.31%
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	5,042,774
				15,010,462
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Mexico: 1.28%
Housing revenue: 0.25%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29%	12-10-2049	$4,000,000	$4,022,812
Industrial development revenue: 0.63%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	10,140,056
Utilities revenue: 0.40%
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2026	950,000	959,512
New Mexico Municipal Energy Acquisition Authorityøø	5.00	6-1-2054	5,000,000	5,384,119
				6,343,631
				20,506,499
New York: 10.34%
Airport revenue: 0.68%
Albany County Airport Authority Series B AMT	5.00	12-15-2026	1,070,000	1,095,548
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2027	5,000,000	5,210,866
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	500,818
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	521,087
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	530,311
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	538,074
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	4.00	7-1-2031	2,525,000	2,525,236
				10,921,940
Education revenue: 0.29%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	960,000	932,169
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	700,000	700,826
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	866,574
New York State Dormitory Authority Pace University Series A	5.25	5-1-2028	250,000	262,145
New York State Dormitory Authority Pace University Series A	5.25	5-1-2030	500,000	539,682
New York State Dormitory Authority Pace University Series A	5.25	5-1-2031	375,000	408,754
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2026	400,000	406,389
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2027	510,000	529,435
				4,645,974
GO revenue: 2.67%
City of Cortland BAN	4.50	5-15-2026	6,000,000	6,015,479
City of Ithaca BAN	4.25	2-13-2026	9,740,111	9,768,327
City of Mount Vernon BAN144A	5.00	5-29-2026	7,533,000	7,584,848
City of New York Series D-3 (State Street Bank & Trust Co. SPA)ø	3.50	5-1-2052	7,000,000	7,000,000
See accompanying notes to portfolio of investments
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New York Series G-2 (Bank of America N.A. SPA)ø	3.50%	2-1-2055	$12,000,000	$12,000,000
City of Poughkeepsie	4.00	4-15-2027	480,000	480,648
				42,849,302
Health revenue: 0.23%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	5.00	4-1-2026	500,000	505,019
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	5.00	4-1-2027	950,000	980,398
Monroe County Industrial Development Corp. Rochester Regional Health Obligated Group	5.00	12-1-2031	1,150,000	1,167,409
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	1,015,233
				3,668,059
Housing revenue: 0.70%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	5,500,000	5,506,316
New York City Housing Development Corp. Series G-2 AMT	1.95	11-1-2025	520,000	519,557
New York City Housing Development Corp. Series G-2 AMT	2.00	5-1-2026	535,000	530,175
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,296,202
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,425,000	2,338,858
				11,191,108
Industrial development revenue: 0.86%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	2,500,000	2,535,051
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	3,965,000	3,979,592
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2027	2,000,000	2,038,831
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2028	5,000,000	5,176,363
				13,729,837
Miscellaneous revenue: 1.36%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2030	1,000,000	1,090,484
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	6,000,000	5,763,482
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,161,552
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	11-15-2031	3,500,000	3,990,019
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Series A	5.00	12-1-2029	750,000	828,812
				21,834,349
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.16%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMT144Aøø	4.25%	9-1-2050	$1,250,000	$1,261,536
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2 AMT144Aøø	5.13	9-1-2050	1,200,000	1,250,184
				2,511,720
Tax revenue: 0.35%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (Bank of America N.A. SPA)ø	3.50	8-1-2041	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2 (Bank of America N.A. SPA)ø	3.50	5-1-2055	5,000,000	5,000,000
				5,600,000
Transportation revenue: 1.93%
Metropolitan Transportation Authority Series A	5.00	11-15-2031	4,000,000	4,466,415
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,589,263
Metropolitan Transportation Authority Series A-2øø	5.00	11-15-2045	8,310,000	8,960,921
Metropolitan Transportation Authority Series B	5.00	11-15-2028	365,000	390,019
Metropolitan Transportation Authority Series B	5.00	11-15-2031	8,000,000	8,932,829
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,586,629
				30,926,076
Utilities revenue: 0.34%
Long Island Power Authority Series Bøø	1.50	9-1-2051	5,590,000	5,506,148
Water & sewer revenue: 0.77%
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	3.50	6-15-2049	10,000,000	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,263,974
				12,263,974
				165,648,487
North Carolina: 0.84%
Health revenue: 0.15%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,497,010
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2026	245,000	245,925
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2027	295,000	299,507
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	313,492
				2,355,934
Housing revenue: 0.07%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2028	1,155,000	1,170,684
See accompanying notes to portfolio of investments
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.62%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.55%	6-1-2038	$10,000,000	$10,000,000
				13,526,618
North Dakota: 0.60%
Health revenue: 0.60%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2025	380,000	380,475
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	442,828
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,161,904
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,595,358
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,850,247
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,640,329
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2030	200,000	217,444
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2031	325,000	355,536
				9,644,121
Ohio: 4.30%
Airport revenue: 0.20%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,232,264
GO revenue: 0.54%
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,623,755
City of Fairview Park BAN	5.00	11-13-2025	5,000,000	5,008,883
				8,632,638
Health revenue: 1.51%
Akron Bath Copley Joint Township Hospital District Summa Health System Obligated Group	5.00	11-15-2025	495,000	495,921
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,347,081
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	662,150
State of Ohio Premier Health Partners Obligated Group	5.00	11-15-2025	265,000	265,440
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	3.15	1-15-2049	12,400,000	12,400,000
				24,170,592
Housing revenue: 1.01%
Cuyahoga Metropolitan Housing Authority Wade Park LP (FHA Insured)øø	4.75	12-1-2027	4,000,000	4,010,229
Ohio Housing Finance Agency At Main LLCøø	3.70	11-1-2047	1,800,000	1,822,109
State of Ohio Series Cø	2.80	10-1-2036	6,065,000	6,065,000
Summit County Development Finance Authority RC Heights LLCøø	2.80	10-1-2044	4,300,000	4,267,918
				16,165,256
Industrial development revenue: 0.23%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	3,750,000	3,740,653
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.04%
Dayton City School District COP	3.00%	12-1-2026	$180,000	$180,181
Dayton City School District COP	3.00	12-1-2027	270,000	270,677
Dayton City School District COP	4.00	12-1-2028	230,000	237,711
				688,569
Tax revenue: 0.36%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,641,492
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,082,452
				5,723,944
Utilities revenue: 0.41%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	413,184
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	377,231
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2026	1,500,000	1,513,027
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2027	1,600,000	1,652,734
Ohio Air Quality Development Authority Dayton Power & Light Co. Series A AMTøø	4.25	11-1-2040	2,550,000	2,607,399
				6,563,575
				68,917,491
Oklahoma: 1.71%
Health revenue: 0.27%
Comanche County Hospital Authority	5.00	7-1-2027	1,800,000	1,800,878
Comanche County Hospital Authority	5.00	7-1-2029	500,000	500,246
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2031	2,000,000	2,003,567
				4,304,691
Housing revenue: 1.34%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,792,869
Creek County Educational Facilities Authority Independent School District No. 2 Bristow	5.00	9-1-2031	3,900,000	4,265,274
Kingfisher Special Projects Authority Independent School District No. 7	4.00	3-1-2026	2,005,000	2,013,761
McIntosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	401,542
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2030	2,120,000	2,249,734
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2031	1,250,000	1,326,950
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	594,795
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2030	3,500,000	3,843,672
See accompanying notes to portfolio of investments
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00%	9-1-2030	$460,000	$509,760
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2031	500,000	560,835
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2031	835,000	936,594
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	476,258
Weatherford Industrial Trust Independent School District No. 26	5.00	3-1-2027	1,475,000	1,515,895
				21,487,939
Miscellaneous revenue: 0.05%
Kay County Public Buildings Authority Sales Tax Revenue	2.38	4-1-2026	750,000	742,731
Tax revenue: 0.05%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	827,385
				27,362,746
Oregon: 1.83%
Airport revenue: 0.76%
Port of Portland Airport Revenue Series 26-C AMT	5.00	7-1-2026	1,240,000	1,259,065
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2030	10,000,000	10,932,493
				12,191,558
GO revenue: 0.75%
Port of Morrow Series A	4.00	6-1-2026	345,000	346,939
Port of Morrow Series A	4.00	6-1-2027	535,000	542,735
State of Oregon Article XI-Q State Projects Series A	5.00	5-1-2028	10,485,000	11,191,200
				12,080,874
Industrial development revenue: 0.32%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80	12-1-2040	5,000,000	5,065,430
				29,337,862
Pennsylvania: 5.66%
Airport revenue: 0.42%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,048,594
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,091,877
City of Philadelphia Airport Revenue Series A	5.00	7-1-2026	1,160,000	1,180,703
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,459,951
				6,781,125
Education revenue: 0.78%
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	396,153
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	432,289
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	1,007,087
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00%	6-1-2028	$1,090,000	$1,103,366
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,488,937
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	516,446
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2029	1,115,000	1,199,507
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2030	1,795,000	1,965,389
Pennsylvania Higher Educational Facilities Authority York College Series T4øø	4.50	5-1-2033	2,985,000	2,998,289
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2029	1,395,000	1,409,176
				12,516,639
GO revenue: 0.69%
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	3,978,832
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2027	200,000	195,133
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2028	220,000	211,678
Butler Area School District (AG Insured)	5.00	10-1-2025	4,695,000	4,695,000
City of Oil City Series A (AG Insured)	4.00	12-1-2026	200,000	203,170
City of Oil City Series A (AG Insured)	4.00	12-1-2027	195,000	200,637
City of Oil City Series A (AG Insured)	4.00	12-1-2028	200,000	207,696
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,345,749
				11,037,895
Health revenue: 2.45%
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2027	1,305,000	1,306,783
Geisinger Authority Kaiser Obligated Group Series Bøø	5.00	4-1-2043	10,000,000	10,195,669
Jefferson County Hospital Authority Punxsutawney Area Hospital, Inc.144A	4.50	1-15-2027	7,000,000	7,030,983
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,184,010
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2029	190,000	201,194
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2031	210,000	227,053
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	475,216
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	565,811
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-1 (Bank of America N.A. LOC)ø	3.50	11-1-2061	15,000,000	15,000,000
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	2,033,082
				39,219,801
Housing revenue: 0.29%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	1,835,000	1,854,545
Pennsylvania Housing Finance Agency Series 125A AMT	2.38	10-1-2025	1,795,000	1,795,000
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	510,000	510,754
See accompanying notes to portfolio of investments
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pennsylvania Housing Finance Agency Series 137	5.00%	10-1-2025	$220,000	$220,000
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	242,685
				4,622,984
Miscellaneous revenue: 0.16%
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2026	615,000	615,885
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AG Insured)	5.00	2-1-2026	2,000,000	2,014,935
				2,630,820
Tax revenue: 0.10%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2026	500,000	503,310
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2027	500,000	513,359
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	522,338
				1,539,007
Transportation revenue: 0.70%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	550,465
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	3.74	7-15-2041	8,500,000	8,488,193
Pennsylvania Turnpike Commission (TD Bank N.A. LOC)ø	2.95	12-1-2039	1,500,000	1,500,000
Pennsylvania Turnpike Commission Series B	5.00	12-1-2025	300,000	301,095
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	360,158
				11,199,911
Water & sewer revenue: 0.07%
Allegheny County Sanitary Authority Series A	5.00	6-1-2026	850,000	863,732
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	312,407
				1,176,139
				90,724,321
Rhode Island: 0.10%
Housing revenue: 0.10%
Providence Public Building Authority Capital Improvement Program Projects Series A (AG Insured)	5.00	9-15-2030	1,500,000	1,650,862
South Carolina: 0.36%
GO revenue: 0.23%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00	7-1-2027	3,535,000	3,628,067
Health revenue: 0.02%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2030	250,000	265,610
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.11%
South Carolina Public Service Authority Series A	5.00%	12-1-2031	$850,000	$952,851
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	410,811
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	442,212
				1,805,874
				5,699,551
Tennessee: 2.02%
Airport revenue: 0.29%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	698,963
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,056,508
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,869,664
				4,625,135
Health revenue: 0.48%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	808,058
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00	5-1-2028	330,000	339,064
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00	5-1-2029	2,685,000	2,757,606
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.58	9-1-2036	3,750,000	3,750,000
				7,654,728
Housing revenue: 0.20%
McMinnville-Warren County Industrial Development Boardøø	2.75	9-1-2029	3,250,000	3,247,697
Utilities revenue: 1.05%
City of Memphis Memphis Light Gas & Water Division Electric System Revenue Series A	5.00	12-1-2025	600,000	602,361
City of Memphis Memphis Light Gas & Water Division Electric System Revenue Series A	5.00	12-1-2026	600,000	617,897
City of Memphis Memphis Light Gas & Water Division Electric System Revenue Series A	5.00	12-1-2027	450,000	474,862
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,062,285
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,698,056
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	11,390,000	11,402,364
				16,857,825
				32,385,385
Texas: 13.54%
Airport revenue: 2.00%
City of Austin Airport System Revenue AMT	5.00	11-15-2025	1,500,000	1,503,703
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,016,123
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,035,501
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2030	4,250,000	4,624,642
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2028	3,000,000	3,169,525
See accompanying notes to portfolio of investments
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of Houston Airport System Revenue Series B	5.00%	7-1-2026	$1,500,000	$1,526,208
Dallas Fort Worth International Airport Series A	5.00	11-1-2025	1,000,000	1,001,713
Dallas Fort Worth International Airport Series A-2 AMTøø%%	5.00	11-1-2050	14,000,000	14,827,236
Love Field Airport Modernization Corp. Dallas Airport Revenue AMT	5.00	11-1-2026	3,250,000	3,319,829
				32,024,480
Education revenue: 0.29%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	356,320
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	296,569
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2030	200,000	220,039
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2031	205,000	228,089
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2032	215,000	240,775
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	517,688
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	316,267
Clifton Higher Education Finance Corp. Series Bøø	4.00	2-15-2055	1,000,000	1,040,667
Odessa Junior College District (AG Insured)	4.00	7-1-2028	400,000	413,821
Texas PFA Southern University (BAM Insured)	5.00	5-1-2028	1,000,000	1,011,966
				4,642,201
GO revenue: 2.95%
Alvarado Independent School Districtøø	4.00	2-15-2052	2,500,000	2,577,840
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,798,914
City of Port Arthur (BAM Insured)	5.00	2-15-2026	290,000	292,355
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	319,450
City of Port Arthur (BAM Insured)	5.00	2-15-2028	365,000	384,335
Dallas Independent School District Series A-1øø	5.00	2-15-2055	5,000,000	5,037,803
Denton Independent School District Series B2øø	4.00	8-15-2055	2,000,000	2,131,907
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,200,000	1,171,203
Fort Bend Independent School District Series Bøø	3.80	8-1-2055	5,000,000	5,128,011
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,116,739
Katy Independent School District Series Cøø	4.00	8-15-2050	6,000,000	6,055,702
Northside Independent School Districtøø	3.55	6-1-2050	5,000,000	5,069,568
Pasadena Independent School District Series A	4.00	2-15-2032	4,000,000	4,002,562
Round Rock Independent School District Series Aøø	5.00	8-1-2044	5,000,000	5,491,207
Tender Option Bond Trust Receipts/Certificates Series XF3417 (Barclays Bank plc LIQ)144Aø	2.92	2-15-2055	2,665,000	2,665,000
				47,242,596
Health revenue: 1.74%
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,296,002
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	5.00	10-1-2031	5,000,000	5,596,228
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series Bøø	5.00%	10-1-2051	$8,500,000	$9,469,458
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2030	850,000	938,051
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2031	900,000	1,007,972
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00	11-15-2052	4,000,000	4,034,606
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,458,963
				27,801,280
Housing revenue: 1.36%
Alamo Area Housing Finance Corp. Cedar Bluff Apartments LPøø	3.39	7-10-2044	5,000,000	5,074,301
Arlington Housing Finance Corp. Reserve at Mayfield LLCøø	3.50	11-1-2043	5,000,000	5,001,771
Housing Options, Inc. Culbreath LPøø	3.75	11-1-2045	4,000,000	4,068,912
Houston Housing Finance Corp. Cordova Apartments LPøø	3.65	2-1-2048	3,700,000	3,740,693
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.12	3-1-2038	1,850,000	1,850,000
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,003,475
				21,739,152
Industrial development revenue: 1.27%
City of Houston Airport System Revenue United Airlines, Inc.	5.00	7-15-2028	4,500,000	4,612,495
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	11,000,000	11,289,334
Mission Economic Development Corp. Graphic Packaging International LLC AMTøø	5.00	12-1-2064	2,500,000	2,589,645
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	1.88	1-1-2026	800,000	795,280
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	525,000	511,892
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	551,612
				20,350,258
Miscellaneous revenue: 0.21%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2029	420,000	456,233
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2030	1,520,000	1,679,320
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	434,508
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	828,612
				3,398,673
Resource recovery revenue: 0.63%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	3,500,000	3,669,339
See accompanying notes to portfolio of investments
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue(continued)
Mission Economic Development Corp. Waste Management, Inc. AMTøø	4.00%	11-1-2048	$3,000,000	$2,999,660
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Cø	4.05	4-1-2040	3,400,000	3,400,000
				10,068,999
Tax revenue: 0.41%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2025	480,000	480,000
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2026	510,000	517,220
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	869,302
City of Dallas Hotel Occupancy Tax Revenue	4.00	8-15-2028	1,290,000	1,299,152
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	3,415,000	3,416,647
				6,582,321
Transportation revenue: 0.99%
Central Texas Turnpike System Series Bøø	5.00	8-15-2042	10,000,000	10,796,432
Central Texas Turnpike System Series C	5.00	8-15-2031	3,500,000	3,923,647
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2030	450,000	495,588
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2031	600,000	671,343
				15,887,010
Utilities revenue: 1.47%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	11,500,000	11,465,182
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,078,777
Lower Colorado River Authority (AG Insured)	5.00	5-15-2027	1,385,000	1,440,452
Lower Colorado River Authority (AG Insured)	5.00	5-15-2028	2,285,000	2,429,711
Texas Municipal Gas Acquisition & Supply Corp. II (SIFMA Municipal Swap+0.55%)±	3.44	9-15-2027	3,645,000	3,625,970
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2026	950,000	951,777
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2027	1,600,000	1,603,941
				23,595,810
Water & sewer revenue: 0.22%
San Antonio Water System Series A (Truist Bank SPA)ø	3.80	5-1-2054	3,500,000	3,500,000
				216,832,780
Utah: 0.07%
Telecom revenue: 0.02%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	308,705
Utilities revenue: 0.05%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2030	385,000	423,491
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2031	300,000	334,148
				757,639
				1,066,344
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Vermont: 0.25%
Housing revenue: 0.25%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50%	11-1-2026	$4,000,000	$4,002,365
Virginia: 2.12%
Airport revenue: 0.09%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,521,704
Education revenue: 0.31%
Virginia College Building Authority Regent University	5.00	6-1-2026	300,000	302,697
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	281,967
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	312,259
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2030	1,125,000	1,217,941
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2031	1,050,000	1,144,996
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2032	1,490,000	1,626,923
				4,886,783
Housing revenue: 0.53%
Arlington County IDA Park Shirlington Preservation LP Series A	5.00	1-1-2026	6,000,000	6,033,044
Virginia Housing Development Authority Series Føø	3.63	7-1-2055	2,455,000	2,455,425
				8,488,469
Tax revenue: 0.06%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	680,000	238,000
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	759,150
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,733
				1,005,883
Transportation revenue: 0.24%
Tender Option Bond Trust Receipts/Certificates Series XF3444 (Morgan Stanley Bank LIQ)144Aø	2.94	6-1-2052	3,870,000	3,870,000
Utilities revenue: 0.89%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65	11-1-2035	9,000,000	9,142,011
Louisa IDA Virginia Electric & Power Co. Series Bøø	3.13	11-1-2035	5,000,000	5,045,434
				14,187,445
				33,960,284
Washington: 1.67%
GO revenue: 0.40%
City of Seattle Series A	4.00	4-1-2031	2,395,000	2,411,136
State of Washington	5.00	6-1-2026	1,570,000	1,595,795
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,311,837
				6,318,768
Health revenue: 0.65%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,723,859
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,035,246
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	4,125,000	4,143,785
See accompanying notes to portfolio of investments
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00%	12-1-2025	$275,000	$275,994
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	292,868
				10,471,752
Housing revenue: 0.45%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,040,511
King County Housing Authority	4.00	10-1-2027	300,000	305,316
Snohomish County Housing Authority	5.00	4-1-2026	730,000	737,067
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,147,454
				7,230,348
Utilities revenue: 0.17%
Energy Northwest Bonneville Power Administration Series A	5.00	7-1-2030	2,500,000	2,786,916
				26,807,784
West Virginia: 0.31%
Resource recovery revenue: 0.15%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,512,252
Utilities revenue: 0.16%
West Virginia EDA Appalachian Power Co. Series A AMTøø	3.30	1-1-2041	2,500,000	2,517,920
				5,030,172
Wisconsin: 3.11%
Airport revenue: 0.05%
County of Milwaukee Airport Revenue Series A AMT%%	5.00	12-1-2030	710,000	778,201
GO revenue: 0.15%
County of Buffalo	4.00	9-1-2029	650,000	671,918
Monroe School District (AG Insured)	5.00	3-1-2030	675,000	740,685
Oshkosh Area School District	5.00	3-1-2026	1,000,000	1,009,350
				2,421,953
Health revenue: 1.88%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	206,249
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	235,941
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.01	2-15-2054	1,275,000	1,275,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,269,411
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,075,743
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	5.00	2-15-2029	2,500,000	2,673,252
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2øø##	5.00	2-15-2051	18,300,000	18,674,235
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 31

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00%	7-1-2029	$1,000,000	$1,002,896
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2025	245,000	245,129
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	358,397
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2030	1,035,000	1,074,480
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	793,205
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	860,177
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	139,808
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	195,040
				30,078,963
Industrial development revenue: 0.08%
PFA Waste Management, Inc. Series A-2 AMT	2.88	5-1-2027	1,400,000	1,382,254
Miscellaneous revenue: 0.51%
Cambridge School District	4.00	9-2-2026	2,250,000	2,268,124
Village of Johnson Creek Series A	3.50	5-1-2030	2,395,000	2,403,019
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,500,000	3,547,091
				8,218,234
Tax revenue: 0.15%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	2,310,000	2,351,822
Utilities revenue: 0.19%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,008,315
Water & sewer revenue: 0.10%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,600,000	1,581,661
				49,821,403
Wyoming: 0.22%
Health revenue: 0.22%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,500,864
Total municipal obligations (Cost $1,589,856,026)				1,590,932,455
See accompanying notes to portfolio of investments
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—September 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.08%
Investment companies: 0.08%
Allspring Government Money Market Fund Select Class♠∞##		4.07%	1,298,396	$1,298,396
Total short-term investments (Cost $1,298,396)				1,298,396
Total investments in securities (Cost $1,601,154,422)	100.03%			1,602,230,851
Other assets and liabilities, net	(0.03)			(412,151)
Total net assets	100.00%			$1,601,818,700

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 33

Portfolio of investments—September 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,230,843	$105,484,717	$(115,417,164)	$0	$0	$1,298,396	1,298,396	$77,757
See accompanying notes to portfolio of investments
34 | Allspring Short-Term Municipal Bond Fund

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$10,000,000	$0	$10,000,000
Municipal obligations	0	1,590,932,455	0	1,590,932,455
Short-term investments
Investment companies	1,298,396	0	0	1,298,396
Total assets	$1,298,396	$1,600,932,455	$0	$1,602,230,851
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term Municipal Bond Fund | 35